Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
Compensation of Key Management Personnel

Compensation of key management personnel

The Company considers directors and officers of the Company as key management personnel.

	Year ended December 31
	2023	2022
Salaries and short-term benefits	7,255	4,505
Share-based compensation	9,237	5,871
	16,492	10,376